Personnel expenses - Plan assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset)
Other Investments	kr 44	kr 33	kr 25
Properties	26	23	23
Plan assets	201	195	189
Mortgage bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	57	53	49
Sweden
Disclosure of net defined benefit liability (asset)
Equity investments	4	4	4
Sweden | Government bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	34	41	49
Sweden | Loans to the public
Disclosure of net defined benefit liability (asset)
Debt instruments	12	18	22
Foreign countries
Disclosure of net defined benefit liability (asset)
Equity investments	kr 24	kr 23	kr 17